Net (Loss)/ Earnings Per Share - Additional Information (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock Disclosures [Abstract]
Common Shares Held	25,633,489	29,186,898	28,384,149